Description of the Business and Segment Information - Financial Information by Operating Segments (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Segment Reporting Information [Line Items]
Revenues	$ 15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
Equity in the income (loss) of investees, net	76				43					(102)	320	926
Equity Method Investment, Other than Temporary Impairment										(210)	0	0
Equity method investments		2,768				3,087				2,768	3,087
Goodwill and intangible assets		6,812				6,995				6,812	6,995
Segment operating income	3,655	3,277	$ 4,189	$ 4,237	3,986	2,812	$ 4,011	$ 3,996	$ 3,956	15,689	14,775	15,721
Vice Media
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net										0	0	332
Equity Method Investment, Other than Temporary Impairment										(157)	0	0
Villages Nature
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment										(53)	0	0
Media Networks
Segment Reporting Information [Line Items]
Revenues	5,921				5,555					21,922	21,299	21,326
Equity in the income (loss) of investees, net	179				159					711	766	779
Equity method investments		2,430				2,505				2,430	2,505
Goodwill and intangible assets		1,546				1,547				1,546	1,547
Segment operating income	1,330				1,243					7,338	7,196	7,804
Parks, Experiences & Consumer Products
Segment Reporting Information [Line Items]
Revenues										24,701	23,024	22,258
Equity in the income (loss) of investees, net										(23)	(25)	(3)
Equity method investments		1				70				1	70
Goodwill and intangible assets		3,167				3,277				3,167	3,277
Segment operating income										6,095	5,487	5,198
Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Revenues	918				931					3,414	3,075	3,306
Equity in the income (loss) of investees, net	(91)				(109)					(580)	(421)	(182)
Equity method investments		320				493				320	493
Goodwill and intangible assets		490				498				490	498
Segment operating income	(136)				(42)					(738)	(284)	(38)
Total Segments
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net	76				43					108	320	594
Studio Entertainment
Segment Reporting Information [Line Items]
Revenues	1,824				2,509					10,065	8,352	9,369
Equity method investments		1				1				1	1
Goodwill and intangible assets		1,479				1,543				1,479	1,543
Segment operating income	309				825					3,004	2,363	2,767
Corporate
Segment Reporting Information [Line Items]
Equity method investments		16				18				16	18
Goodwill and intangible assets		$ 130				$ 130				130	130
Studio Entertainment intersegment content transactions | Media Networks
Segment Reporting Information [Line Items]
Revenues	(21)				(31)					(169)	(137)	(159)
Segment operating income										(8)	15	(10)
Studio Entertainment intersegment content transactions | Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Revenues	$ (18)				$ (8)					(28)	(22)	(11)
Media Networks intersegment content transactions [Member] [Member] | Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Revenues										(471)	(454)	(457)
Segment operating income										(2)	(2)	0
Intersegment content transactions [Member]
Segment Reporting Information [Line Items]
Revenues										(668)	(613)	(627)
Segment operating income										$ (10)	$ 13	$ (10)